Consolidated statements of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income
Revenues		$ 17,311	$ 18,757	$ 13,682
Costs		(13,853)	(13,684)	(10,629)
Gross profit		3,458	5,073	3,053
Selling expenses		(1,804)	(1,896)	(1,507)
Administrative expenses		(705)	(657)	(470)
Exploration expenses		(61)	(65)	(30)
Impairment of property, plant and equipment and intangible assets		(2,288)	(123)	(115)
Other net operating results		152	150	(232)
Operating profit or loss		(1,248)	2,482	699
Income from equity interests in associates and joint ventures		94	446	287
Financial income		4,489	2,188	904
Financial costs		(3,979)	(2,315)	(1,408)
Other financial results		387	255	233
Net financial results		897	128	(271)
Net profit or loss before income tax		(257)	3,056	715
Income tax		(1,020)	(822)	(699)
Net profit or loss for the year		(1,277)	2,234	16
Items that may be reclassified subsequently to profit or loss:
Translation effect from subsidiaries, associates and joint ventures		(442)	(194)	(62)
Result from net monetary position in subsidiaries, associates and joint ventures	[1]	221	276	177
Other comprehensive income for the year		(221)	82	115
Total comprehensive income for the year		(1,498)	2,316	131
Net profit or loss for the year attributable to:
Shareholders of the parent company		(1,312)	2,228	26
Non-controlling interest		35	6	(10)
Other comprehensive income for the year attributable to:
Shareholders of the parent company		(190)	70	98
Non-controlling interest		(31)	12	17
Total comprehensive income for the year attributable to:
Shareholders of the parent company		(1,502)	2,298	124
Non-controlling interest		$ 4	$ 18	$ 7
Earnings per share attributable to shareholders of the parent company:
Basic		$ (3.35)	$ 5.67	$ 0.07
Diluted		$ (3.35)	$ 5.67	$ 0.07

[1]	Result associated to subsidiaries, associates and joint ventures with the peso as functional currency, see Note 2.b.1).